UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2017

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2017 (Unaudited)

Mutual Funds (92.5%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm Class	9,845	$ 586,196
Vanguard Small Cap Value Index Adm Class	9,436	517,945
Westwood SmallCap Value Class I	28,636	513,440
Virtus KAR Small-Cap Growth Class I	19,599	506,646
PIMCO Small Cap StockPLUS AR Strategy Class I	47,422	503,625
Nuveen Small Cap Value Class I	19,181	492,947
Fidelity Small Cap Discovery	15,506	488,280
Mairs & Power Small Cap	17,200	443,927
Tributary Small Company Class I	14,487	426,359
T. Rowe Price New Horizons	7,098	386,357
Fidelity Small Cap Value	19,711	382,193
PNC Multi Factor Small Cap Core Class I	14,313	372,281
T. Rowe Price QM US Small Cap GR Equity	10,993	362,550
Brown Advisory Small Cap Growth Inv Class	17,889	332,737

Total Mutual Funds (Cost $ 4,990,000)		6,315,483

Short-Term Securities (7.2%)

Fidelity Institutional Money Market (Cost $ 494,015)		494,015

Total Short-Term Securities		494,015

Total Investments in Securities (Cost $ 5,484,015) (99.7%)		6,809,498

Other Assets (0.3%)		21,223

Net Assets (100%)		$ 6,830,721

At September 30, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,990,000
Unrealized appreciation	1,325,483
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	1,325,483

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2017

Mutual Funds (93.1%)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 818,839
Glenmede Large Cap Core Portfolio	29,257	803,396
Akre Focus Class I	23,725	736,909
DoubleLine Shiller Enhanced CAPE Class I	46,560	724,010
T. Rowe Price Global Technology	37,538	686,937
Vanguard Tax-Managed Capital App Adm Class	5,193	671,618
Primecap Odyssey Stock	21,213	645,100
PIMCO RAE Fundamental Index Plus Class I	85,315	636,447
T. Rowe Price Dividend Growth	15,003	623,221
LSV Value Equity	21,602	622,563
Shelton Nasdaq-100 Index Direct	39,886	607,470
John Hancock Discipline Value Mid Cap Class I	25,528	602,975
Loomis Sayles Growth Class Y	39,936	597,843
Vanguard US Value Inv Class	28,952	568,327
Parnassus Endeavor Class I	14,745	555,146
Lazard US Equity Concentrated Open	33,761	525,321
Vanguard Consumer Staples Index Adm Class	7,541	515,158
Fidelity Select Biotechnology	1,573	366,146

Total Mutual Funds (Cost $ 9,075,000)		11,307,426

Short-Term Securities (6.6%)

Fidelity Institutional Money Market (Cost $ 796,711)		796,711

Total Short-Term Securities		796,711

Total Investments in Securities (Cost $ 9,871,711) (98.4%)		12,104,137

Other Assets (0.3%)		38,783

Net Assets (100%)		$ 12,142,920

At September 30, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,075,000
Unrealized appreciation	2,232,426
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	2,232,426

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

September 30, 2017

Mutual Funds (92.7%)	Shares	Value

MFS International Value Class I	9,983	$ 437,867
Oakmark International Inv Class	15,177	436,645
Oppenheimer International Small-Mid Co Class Y	8,985	429,471
FMI International	12,027	403,979
PIMCO StockPLUS Intl (USD Hedged) Class I	46,446	386,434
Fidelity Total Emerging Markets	27,907	369,209
Matthews Asia Dividend Inv Class	19,443	368,049
Matthews Emerging Asia Inv Class	22,779	331,891
Oppenheimer Developing Markets Class Y	7,703	316,611
Vanguard Global Minimum Volatility Adm Class	10,641	283,255
Baron Emerging Markets Retail Class	19,412	281,083
Vanguard Materials Index Adm Class	4,075	266,909
Fidelity Select Chemicals	1,430	251,828
Cohen & Steers Real Estate Securities Class I	13,777	210,092
Alpine Global Infrastructure Class I	9,744	199,461
AllianzGI Global Water Class I	11,981	183,546
Lazard Global Listed Infrastructure Class I	10,578	176,340
Third Avenue Real Estate Value Class I	5,102	174,937
Vanguard Energy Index Adm Class	3,146	147,010

Total Mutual Funds (Cost $ 4,535,000)		5,654,617

Short-Term Securities (7.2%)

Fidelity Institutional Money Market (Cost $ 436,403)		436,403

Total Short-term Securities		436,403

Total Investments in Securities (Cost $ 4,971,403) (99.9%)		6,091,020

Other Assets (0.1%)		6,637

Net Assets (100%)		$ 6,097,657

At September 30, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,535,000
Unrealized appreciation	1,119,617
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	1,119,617

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2017

Mutual Funds (85.6%)	Shares	Value

PIMCO Income Class I	20,960	$ 260,737
Payden Corporate Bond	22,719	257,632
Frost Total Return Bond Inv Class	22,487	235,885
PIMCO Foreign Bond (USD Hedged) Class I	21,778	231,498
Vanguard Total Intl Bond Index Adm Class	10,629	231,403
Virtus Newfleet Multi-Sector Short Term Bond Class I	46,375	222,135
Columbia Convertible Securities Class Y	11,025	221,499
Vanguard High Dividend Yield Index Inv Class	6,890	221,380
Vanguard Utilities Index Adm Class	3,778	221,321
Fidelity New Markets Income	13,172	216,675
Cohen & Steers Preferred Sec & Inc Class I	14,659	208,591
Nuveen NWQ Flexible Income Class I	9,376	207,782
Lord Abbett High Yield R6	26,490	205,828
Salient Select Income Class I	8,346	196,634
PIMCO Investment Grade Corporate Bond Class I	17,838	189,619
Fidelity Capital and Income	16,376	167,686
Goldman Sachs Emerging Market Debt Class IR	12,669	164,949
Western Asset Core Plus Bond Class FI	13,146	156,310
Doubleline Total Return Bond Fund Class I	14,453	154,652
Vanguard Core Bond Adm Class	7,657	153,139
Credit Suisse Floating Rate High Income Class I	21,412	146,669
Nuveen Symphony Floating Rate Income Class I	7,214	141,752

Total Mutual Funds (Cost $ 4,220,000)		4,413,776

Short-Term Securities (13.1%)

Fidelity Institutional Money Market (Cost $ 672,991)		672,991

Total Short-term Securities		672,991

Total Investments in Securities (Cost $ 4,892,991) (98.7%)		5,086,767

Other Assets (1.3%)		68,108

Net Assets (100%)		$ 5,154,875

At September 30, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,220,000
Unrealized appreciation	234,926
Unrealized depreciation	41,150
Net unrealized appreciation (depreciation)	193,776

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,809,498	$ 12,104,137	$ 6,091,020	$ 5,086,767
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,809,498	$ 12,104,137	$ 6,091,020	$ 5,086,767

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 14, 2017